Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Consolidated income statements [Abstract]
Revenue	$ 798,163	$ 836,925
Other operating income	73,700	112,214
Raw materials and consumables used	(7,893)	(7,652)
Employee benefit expenses	(20,277)	(15,793)
Depreciation, amortization, and impairment charges	(234,889)	(243,799)
Other operating expenses	(192,689)	(217,333)
Operating profit	416,115	464,562
Financial income	2,853	36,603
Financial expense	(310,233)	(306,340)
Net exchange differences	2,801	1,032
Other financial income/(expense), net	(58)	(11,139)
Financial expense, net	(304,637)	(279,844)
Share of profit/(loss) of associates carried under the equity method	3,881	4,690
Profit/(loss) before income tax	115,359	189,408
Income tax	(46,979)	(59,068)
Profit/(loss) for the period	68,380	130,340
Loss/(profit) attributable to non-controlling interests	(7,548)	(9,828)
Profit/(loss) for the period attributable to the Company	$ 60,832	$ 120,512
Weighted average number of ordinary shares outstanding (in shares)	100,882	100,217
Basic and diluted earnings per share (in dollars per share)	$ 0.60	$ 1.20